Note 12 - Coronavirus Outbreak in the United States	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Contingencies Disclosure [Text Block]
12.
  Coronavirus Outbreak in the United States

Uncertainties surrounding the effects of the coronavirus, particularly potential diversion of time and resources of federal government entities which make up a significant concentration of our customer base, could cause a material adverse effect on our results of operations and financial results. The extent of the impact of COVID-
19
on our operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on our customers, employees and vendors all of which are uncertain and cannot be predicted. A material disruption in our workplace as a result of the coronavirus could affect our ability to carry on our business operations in the ordinary course and may
require additional cost and effort should our employees
not
be able to be physically on-premises.

12.
Coronavirus Outbreak in the United States

Uncertainties surrounding the effects of the coronavirus, particularly potential diversion of time and resources of federal government entities which make up a significant concentration of our customer base, could cause a material adverse effect on our results of operations and financial results.  The extent of the impact of COVID-
19
on our operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on our customers, employees and vendors all of which are uncertain and cannot be predicted.  A material disruption in our workplace as a result of the coronavirus could affect our ability to carry on our business operations in the ordinary course and may
require additional cost and effort should our employees
not
be able to be physically on-premises.